UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: June 30, 2000























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
December 5, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
92











dForm 13F Information Table Value Total:
121194











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
ALLTEL Corp
COM
020039103
235
3800
SH

Sole

3800


Abbott Laboratories
COM
002824100
1521
34129
SH

Sole

34129


Allmerica Financial Corp
COM
019754100
482
9200
SH

Sole

9200


American Express
COM
025816109
3883
74495
SH

Sole

74495


American Home Products
COM
026609107
944
16062
SH

Sole

16062


American International Group
COM
026874107
7193
61217
SH

Sole

61217


Anheuser-Busch Cos
COM
035229103
209
2800
SH

Sole

2800


Automatic Data Processing Inc
COM
053015103
639
11934
SH

Sole

11934


BP PLC
Sponsored ADR
055622104
785
13857
SH

Sole

13857


Bank of America Corporation
COM
060505104
201
4666
SH

Sole

4666


Bank One Corp
COM
06423A103
389
14631
SH

Sole

14631


Bellsouth Corp
COM
079860102
390
9148
SH

Sole

9148


Berkshire Hathaway Inc DEL
Class A
084670108
7909
147
SH

Sole

147


Berkshire Hathaway Inc DEL
Class B
084670207
5755
3270
SH

Sole

3270


Bristol-Myers Squibb Co
COM
110122108
1230
21124
SH

Sole

21124


Catellus Development Corp
COM
149111106
1546
103090
SH

Sole

103090


Cedar Fair L P
Depository Unit
150185106
3271
169909
SH

Sole

169909


Chevron Texaco Corp
COM
166751107
384
4527
SH

Sole

4527


ChoicePoint Inc
COM
170388102
209
4742
SH

Sole

4742


Citigroup Inc
COM
172967101
432
7174
SH

Sole

7174


Coca-Cola Co
COM
191216100
2139
37245
SH

Sole

37245


Cohen & Steers Total Return Fd
COM
19247R103
1333
115250
SH

Sole

115250


Colgate Palmolive Co
COM
194162103
425
7100
SH

Sole

7100


Commerce One Inc Del
COM
200693109
393
8672
SH

Sole

8672


Computer Sciences Corp
COM
205363104
205
2739
SH

Sole

2739


Cornerstone Strategic Return
COM
21923Y105
782
69549
SH

Sole

69549


Costco Wholesale Corp
COM
22160K105
3891
117923
SH

Sole

117923


Disney Walt Co
COM DISNEY
254687106
328
8460
SH

Sole

8460


Dover Corp
COM
260003108
5935
146325
SH

Sole

146325


Du Pont E I De Nemours & Co
COM
263534109
214
4900
SH

Sole

4900


Emerson Electric Co
COM
291011104
792
13125
SH

Sole

13125


Equifax Inc
COM
294429105
1247
47487
SH

Sole

47487


Exxon Mobil Corporation
COM
30231G102
2292
29203
SH

Sole

29203


Federal Home Ln Mtg Corp
COM
313400301
4829
119229
SH

Sole

119229


First Financial Fund Inc
COM
320228109
88
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
896
26366
SH

Sole

26366


Forrester Resh Inc
COM
346563109
670
9200
SH

Sole

9200


GPU Inc
COM
36225X100
364
13460
SH

Sole

13460


GTE Corp
COM
362320103
304
4884
SH

Sole

4884


Gannett Co
COM
364730101
627
10484
SH

Sole

10484


General Electric Co
COM
369604103
7114
134222
SH

Sole

134222


Genzyme Corp
COM
372917104
594
10000
SH

Sole

10000


Greenland Corp
COM
39530P200
15
50000
SH

Sole

50000


Gillette Co
COM
375766102
3284
94008
SH

Sole

94008


Hewlett Packard Co
COM
428236103
385
3082
SH

Sole

3082


Homefed Corp
COM
43739D208
7
10534
SH

Sole

10534


Illinois Tool Wks Inc
COM
452308109
241
4224
SH

Sole

4224


Intel Corp
COM
458140100
1040
7780
SH

Sole

7780


International Business Machs
COM
459200101
1362
12428
SH

Sole

12428


Interwoven Inc
COM
46114T102
639
5813
SH

Sole

5813


Johnson & Johnson
COM
478160104
4273
41948
SH

Sole

41948


Jones Apparel Group Inc
COM
480074103
618
26300
SH

Sole

26300


Leggett & Platt Inc
COM
524660107
731
44300
SH

Sole

44300


Leucadia National Corp
COM
527288104
285
12500
SH

Sole

12500


Eli Lilly & Co
COM
532457108
1048
10490
SH

Sole

10490


Lincoln Elec Hldgs Inc
COM
533900106
1193
83700
SH

Sole

83700


Lucent Technologies
COM
549463107
643
11022
SH

Sole

11022


M & T Bank Corp
COM
55261F104
221
490
SH

Sole

490


Manpower Inc
COM
56418H100
2012
62900
SH

Sole

62900


McGraw Hill Companies
COM
580645109
324
6000
SH

Sole

6000


Merck & Co
COM
589331107
1363
17785
SH

Sole

17785


Microsoft Corp
COM
594918104
399
4984
SH

Sole

4984


Minnesota Mng & Mfg Co
COM
604059105
539
6497
SH

Sole

6497


Montana Power Co
COM
612085100
302
8562
SH

Sole

8562


NCT Group
COM
62888Q109
47
125000
SH

Sole

125000


Pepsico Inc
COM
713448108
543
12218
SH

Sole

12218


Perkin Elmer Inc
COM
714046109
238
3600
SH

Sole

3600


Pfizer Inc
COM
717081103
1597
33265
SH

Sole

33265


Pitney Bowes Inc
COM
724479100
639
15987
SH

Sole

15987


Procter & Gamble Co
COM
742718109
1062
18705
SH

Sole

18705


Progressive Corp
COM
743315103
884
11947
SH

Sole

11947


RailAmerica Inc
COM
750753105
100
15641
SH

Sole

15641


Royal Dutch Pete Co
NY REG GLD1.25
780257804
397
6448
SH

Sole

6448


SBC Communications Inc
COM
78387G103
511
11606
SH

Sole

11606


SPDR TR
UNIT SER 1
78462F103
514
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
281
14567
SH

Sole

14567


Schering-Plough Corp.
COM
806605101
320
6332
SH

Sole

6332


Schlumberger Ltd
COM
806857108
768
10294
SH

Sole

10294


Seagate Technology
COM
811804103
558
10138
SH

Sole

10138


Servicemaster Co
COM
81760N109
5304
466910
SH

Sole

466910


SmithKline Beecham PLC
ADR
832378301
334
5120
SH

Sole

5120


Sprint Corp
COM FON GROUP
852061100
388
7600
SH

Sole

7600


Sprint Corp
PCS COM SER 1
852061506
226
3800
SH

Sole

3800


Sysco Corp
COM
871829107
231
5479
SH

Sole

5479


Telefonos de Mexico S A
SPON ADR ORD L
879403780
343
6000
SH

Sole

6000


Tenet Healthcare Corp
COM
88033G100
419
15500
SH

Sole

15500


Time Warner Inc
COM
887315109
142
2700
SH

Sole

2700


Tootsie Roll
COM
890516107
364
10400
SH

Sole

10400


Tyco Int'l Ltd New
COM
902124106
5397
113914
SH

Sole

113914


Vodafone Group PLC New
Sponsored ADR
92857W100
346
8280
SH

Sole

8280


Walmart Stores Inc
COM
931142103
1429
24796
SH

Sole

24796


Wells Fargo & Co
COM
949746101
3819
98563
SH

Sole

98563













